Leases (Tables)	6 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Operating Lease

The table below presents the operating leases related assets and liabilities recorded on the unaudited condensed consolidated balance sheets:

	As of September 30,	As of March 31,
	2024	2025
	HK$	HK$
Operating lease ROU assets, net	5,496,985	4,543,234
Operating lease liabilities – current	1,935,187	1,580,205
Operating lease liabilities – non-current	3,004,974	2,380,571
	4,940,161	3,960,776

The weighted average remaining lease terms and discount rates for the operating leases were as follows:

	As of September 30,	As of March 31,
	2024	2025
Weighted average remaining lease term (years)	8.28	9.01
Weighted average discount rate	6.20%	6.15%

A summary of lease expenses recognized in the Group’s unaudited condensed consolidated statements of income and supplemental cash flow information related to operating leases is as follows:

	For the Six Months Ended March 31,
	2024	2025
	HK$	HK$
Operating lease expenses excluding short-term lease expense	483,000	1,097,367
Operating cash flows used in operating leases	471,900	1,123,000
Short-term lease cost	561,576	209,719

Schedule of Operating Lease Liabilities

The following is a schedule, by year, of maturities of operating lease liabilities as of March 31, 2025:

Twelve months ended March 31,	HK$
2026	1,778,000
2027	1,176,000
2028	1,176,000
2029	196,000
Total lease payments	4,326,000
Less: imputed interest	(365,224)
Present value of operating lease liabilities	3,960,776
Less: operating lease liabilities – non-current	(1,580,205)
Operating lease liabilities – current	2,380,571